FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05878
                                    ---------

                         Franklin Value Investors Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)

           One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  01/31/06
                           --------



Item 1. Schedule of Investments.



Franklin Value Investors Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Balance Sheet Investment Fund ....................................    3

Franklin Large Cap Value Fund .............................................    8

Franklin MicroCap Value Fund ..............................................   10

Franklin MidCap Value Fund ................................................   14

Franklin Small Cap Value Fund .............................................   17

Notes to Statements of Investments ........................................   22

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCE SHEET INVESTMENT FUND                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 85.4%
    CLOSED END MUTUAL FUNDS 1.3%
    Apollo Investment Corp. .....................................................................         200,000    $    3,646,000
  a Emerging Markets Telecommunications Fund ....................................................         250,000         3,225,000
    H&Q Healthcare Investors ....................................................................         150,000         2,830,500
    John Hancock Bank and Thrift Opportunity Fund ...............................................       1,650,000        15,724,500
    Latin America Equity Fund Inc. ..............................................................         222,015         8,221,215
  b The Mexico Fund Inc. (Mexico) ...............................................................         620,800        19,356,544
    New Ireland Fund Inc. (Ireland) .............................................................         135,000         3,102,300
    Petroleum & Resources Corp. .................................................................         150,000         5,356,500
                                                                                                                     --------------
    TOTAL CLOSED END MUTUAL FUNDS (COST $38,030,843) ............................................                        61,462,559
                                                                                                                     --------------
    COMMON STOCKS 84.0%
    COMMERCIAL SERVICES 0.8%
    Kelly Services Inc., A ......................................................................       1,506,800        40,352,104
                                                                                                                     --------------
    CONSUMER DURABLES 5.8%
    D.R. Horton Inc. ............................................................................       2,200,000        82,104,000
    Furniture Brands International Inc. .........................................................           5,000           120,300
    Hasbro Inc. .................................................................................       1,800,000        38,160,000
    Lennar Corp., A .............................................................................         480,000        30,028,800
    Lennar Corp., B .............................................................................          48,000         2,773,920
    M.D.C. Holdings Inc. ........................................................................         471,900        29,942,055
    Pulte Homes Inc. ............................................................................       2,600,000       103,740,000
                                                                                                                     --------------
                                                                                                                        286,869,075
                                                                                                                     --------------
    CONSUMER NON-DURABLES 2.6%
    Alliance One International Inc. .............................................................       2,504,200        11,168,732
    Kellwood Co. ................................................................................       1,036,000        25,081,560
    Premium Standard Farms Inc. .................................................................       1,000,000        14,230,000
  c Russell Corp. ...............................................................................       1,661,703        25,390,822
  a Tommy Hilfiger Corp. ........................................................................       2,600,000        42,900,000
    Universal Corp. .............................................................................         250,000        11,812,500
                                                                                                                     --------------
                                                                                                                        130,583,614
                                                                                                                     --------------
    CONSUMER SERVICES 3.0%
a,c Aztar Corp. .................................................................................       2,800,000        86,408,000
    Bob Evans Farms Inc. ........................................................................         260,000         6,942,000
a,c Champps Entertainment Inc. ..................................................................         920,000         7,084,000
  a Vail Resorts Inc. ...........................................................................       1,525,000        46,344,750
                                                                                                                     --------------
                                                                                                                        146,778,750
                                                                                                                     --------------
    DISTRIBUTION SERVICES 1.0%
    Applied Industrial Technologies Inc. ........................................................         937,500        39,843,750
    Handleman Co. ...............................................................................       1,000,000        11,880,000
                                                                                                                     --------------
                                                                                                                         51,723,750
                                                                                                                     --------------
    ELECTRONIC TECHNOLOGY 1.9%
  a ESCO Technologies Inc. ......................................................................       1,236,800        60,776,352
  a FSI International Inc. ......................................................................         600,000         3,324,000
  a Spansion Inc., A ............................................................................       1,425,000        18,525,000
  a Standard Microsystems Corp. .................................................................         376,700        12,973,548
                                                                                                                     --------------
                                                                                                                         95,598,900
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 3

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCE SHEET INVESTMENT FUND                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    COMMON STOCKS (CONT.)
    ENERGY MINERALS 2.2%
    Peabody Energy Corp. ........................................................................       1,105,500    $  110,008,305
                                                                                                                     --------------
    FINANCE/RENTAL/LEASING 6.0%
    CIT Group Inc. ..............................................................................       2,210,000       117,881,400
a,c Dollar Thrifty Automotive Group Inc. ........................................................       1,800,000        68,274,000
    Freddie Mac .................................................................................       1,640,000       111,290,400
                                                                                                                     --------------
                                                                                                                        297,445,800
                                                                                                                     --------------
    FINANCIAL CONGLOMERATES 2.4%
    Principal Financial Group Inc. ..............................................................         225,000        10,611,000
    Prudential Financial Inc. ...................................................................       1,450,000       109,243,000
                                                                                                                     --------------
                                                                                                                        119,854,000
                                                                                                                     --------------
    HEALTH TECHNOLOGY 0.9%
  a Watson Pharmaceuticals Inc. .................................................................       1,350,000        44,671,500
                                                                                                                     --------------
    INDUSTRIAL SERVICES 2.8%
  a Global Industries Ltd. ......................................................................         280,000         3,920,000
  a Hanover Compressor Co. ......................................................................       1,500,000        24,840,000
  a Offshore Logistics Inc. .....................................................................         900,000        32,310,000
  a PHI Inc. ....................................................................................          77,500         2,673,750
  a PHI Inc., non-voting ........................................................................         152,000         5,397,520
  a Quanta Services Inc. ........................................................................       1,350,000        18,697,500
  a Universal Compression Holdings Inc. .........................................................         850,000        40,800,000
a,c Xanser Corp. ................................................................................       2,800,000        12,600,000
                                                                                                                     --------------
                                                                                                                        141,238,770
                                                                                                                     --------------
    LIFE/HEALTH INSURANCE 6.7%
    American National Insurance Co. .............................................................         647,500        76,728,750
    AmerUs Group Co. ............................................................................         325,000        19,945,250
    FBL Financial Group Inc., A .................................................................         525,000        17,508,750
    Genworth Financial Inc., A ..................................................................       1,600,000        52,416,000
    Kansas City Life Insurance Co. ..............................................................         222,789        11,230,794
    Manulife Financial Corp. (Canada) ...........................................................         500,000        30,475,000
    MetLife Inc. ................................................................................         401,000        20,114,160
    National Western Life Insurance Co., A ......................................................         150,000        32,400,000
    Presidential Life Corp. .....................................................................         515,000        11,057,050
    StanCorp Financial Group Inc. ...............................................................       1,200,000        59,700,000
                                                                                                                     --------------
                                                                                                                        331,575,754
                                                                                                                     --------------
    NON-ENERGY MINERALS 7.2%
  a Chaparral Steel Co. .........................................................................         800,000        32,840,000
    Nucor Corp. .................................................................................       1,160,000        97,706,800
    Reliance Steel & Aluminum Co. ...............................................................       1,155,900        91,894,050
    Texas Industries Inc. .......................................................................         800,000        43,048,000
    United States Steel Corp. ...................................................................       1,540,000        92,015,000
                                                                                                                     --------------
                                                                                                                        357,503,850
                                                                                                                     --------------
    PROCESS INDUSTRIES 6.7%
    Ashland Inc. ................................................................................         148,171         9,767,432
    Bunge Ltd. ..................................................................................       1,812,000       106,835,520


4 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCE SHEET INVESTMENT FUND                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    COMMON STOCKS (CONT.)
    PROCESS INDUSTRIES (CONT.)
    Corn Products International Inc. ............................................................       2,817,600    $   76,835,952
a,c Delta Woodside Industries Inc. ..............................................................         555,000           244,200
    MeadWestvaco Corp. ..........................................................................       1,000,000        26,690,000
    Monsanto Co. ................................................................................         835,000        70,649,350
  a PolyOne Corp. ...............................................................................       1,400,000        10,024,000
    Westlake Chemical Corp. .....................................................................       1,046,900        32,872,660
                                                                                                                     --------------
                                                                                                                        333,919,114
                                                                                                                     --------------
    PRODUCER MANUFACTURING 7.1%
    A.O. Smith Corp. ............................................................................         893,600        38,505,224
    CNH Global NV (Netherlands) .................................................................       1,605,000        30,270,300
    Insteel Industries Inc. .....................................................................         123,800         3,392,120
    Lennox International Inc. ...................................................................         900,000        28,755,000
    Mueller Industries Inc. .....................................................................         659,400        19,142,382
    Oshkosh Truck Corp. .........................................................................         960,000        47,337,600
    Superior Industries International Inc. ......................................................         400,000         9,280,000
  c Tecumseh Products Co., A ....................................................................       1,047,535        26,555,012
  c Tecumseh Products Co., B ....................................................................         310,000         6,851,000
    The Timken Co. ..............................................................................       1,315,000        47,563,550
    Trinity Industries Inc. .....................................................................       1,806,900        92,260,314
                                                                                                                     --------------
                                                                                                                        349,912,502
                                                                                                                     --------------
    PROPERTY-CASUALTY INSURANCE 6.0%
    Aspen Insurance Holdings Ltd. ...............................................................         154,300         3,576,674
    E-L Financial Corp. Ltd. (Canada) ...........................................................         104,666        55,150,259
    IPC Holdings Ltd. ...........................................................................       1,773,800        48,353,788
    The Midland Co. .............................................................................         385,000        14,360,500
    Montpelier Re Holdings Ltd. (Bermuda) .......................................................          10,000           193,000
    Old Republic International Corp. ............................................................       3,875,000        83,118,750
    RLI Corp. ...................................................................................         489,400        26,745,710
    Selective Insurance Group Inc. ..............................................................         650,000        37,700,000
    The St. Paul Travelers Cos. Inc. ............................................................         575,000        26,093,500
                                                                                                                     --------------
                                                                                                                        295,292,181
                                                                                                                     --------------
    REGIONAL BANKS 0.1%
    UMB Financial Corp. .........................................................................          93,400         6,291,424
                                                                                                                     --------------
    RETAIL TRADE 4.9%
  a Big Lots Inc. ...............................................................................       2,250,000        30,082,500
    The Cato Corp., A ...........................................................................         450,000         9,715,500
  a Charming Shoppes Inc. .......................................................................       4,425,000        53,808,000
    Dillard's Inc., A ...........................................................................       1,500,000        38,850,000
    Fred's Inc. .................................................................................         400,000         6,352,000
  c Haverty Furniture Cos. Inc. .................................................................         920,000        13,671,200
  a Saks Inc. ...................................................................................       1,750,000        33,792,500
  c Syms Corp. ..................................................................................       1,430,000        22,122,100
  a Zale Corp. ..................................................................................       1,422,400        34,863,024
                                                                                                                     --------------
                                                                                                                        243,256,824
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 5

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCE SHEET INVESTMENT FUND                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    COMMON STOCKS (CONT.)
    SAVINGS BANKS 0.5%
    Farmers & Merchants Bank of Long Beach ......................................................           2,200    $   12,624,700
    First Niagara Financial Group Inc. ..........................................................         100,000         1,380,000
    Hudson City Bancorp Inc. ....................................................................         900,000        11,178,000
                                                                                                                     --------------
                                                                                                                         25,182,700
                                                                                                                     --------------
    SPECIALTY INSURANCE 3.5%
    Assurant Inc. ...............................................................................         825,700        37,916,144
    MBIA Inc. ...................................................................................         130,000         8,002,800
    MGIC Investment Corp. .......................................................................         440,000        29,044,400
    The PMI Group Inc. ..........................................................................       1,250,000        54,037,500
    Radian Group Inc. ...........................................................................         800,000        45,784,000
                                                                                                                     --------------
                                                                                                                        174,784,844
                                                                                                                     --------------
    TECHNOLOGY SERVICES 0.6%
  a Intergraph Corp. ............................................................................         740,000        28,275,400
                                                                                                                     --------------
    TRANSPORTATION 6.7%
  a ABX Air Inc. ................................................................................       1,825,000        12,829,750
  a Alaska Air Group Inc. .......................................................................       1,350,600        43,124,658
    Burlington Northern Santa Fe Corp. ..........................................................         570,000        45,668,400
  a Crowley Maritime Corp. ......................................................................           4,240         6,360,000
  a Kansas City Southern ........................................................................       2,410,000        62,611,800
  a Mesa Air Group Inc. .........................................................................         450,000         5,242,500
    Norfolk Southern Corp. ......................................................................       1,358,600        67,712,624
    Overseas Shipholding Group Inc. .............................................................         756,000        38,994,480
    Teekay Shipping Corp. (Bahamas) .............................................................       1,240,000        48,161,600
                                                                                                                     --------------
                                                                                                                        330,705,812
                                                                                                                     --------------
    UTILITIES 4.6%
    Atmos Energy Corp. ..........................................................................         456,900        12,007,332
    Entergy Corp. ...............................................................................         790,000        54,912,900
    Northeast Utilities .........................................................................       1,550,000        30,814,000
    PNM Resources Inc. ..........................................................................       1,863,300        45,781,281
  a Sierra Pacific Resources ....................................................................       5,010,000        66,132,000
    Xcel Energy Inc. ............................................................................         878,000        17,050,760
                                                                                                                     --------------
                                                                                                                        226,698,273
                                                                                                                     --------------
    TOTAL COMMON STOCKS (COST $2,055,078,657) ...................................................                     4,168,523,246
                                                                                                                     --------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
    BOND (COST $5,527,936) 0.1%
    PRODUCER MANUFACTURING 0.1%
    Mueller Industries Inc., 6.00%, 11/01/14 ....................................................    $  5,604,000         5,295,780
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $2,098,637,436) ...........................................                     4,235,281,585
                                                                                                                     --------------


6 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BALANCE SHEET INVESTMENT FUND                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 14.6%
    MONEY FUND (COST $175,288,068) 3.5%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio ...............................     175,288,068    $  175,288,068
                                                                                                                     --------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
    REPURCHASE AGREEMENTS 11.1%
  e Joint Repurchase Agreement, 4.392%, 2/01/06 (Maturity Value $547,298,025) ...................    $547,231,263       547,231,263
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $46,514,859)
      Banc of America Securities LLC (Maturity Value $46,514,859)
      Barclays Capital Inc. (Maturity Value $47,527,361)
      Bear, Stearns & Co. Inc. (Maturity Value $40,450,797)
      BNP Paribas Securities Corp. (Maturity Value $46,514,859)
      Credit Suisse Securities (USA) LLC (Maturity Value $40,450,797)
      Deutsche Bank Securities Inc. (Maturity Value $48,539,862)
      Greenwich Capital Markets Inc. (Maturity Value $46,514,859)
      Lehman Brothers Inc. (Maturity Value $44,725,195)
      Merrill Lynch Government Securities Inc. (Maturity Value $46,514,859)
      Morgan Stanley & Co. Inc. (Maturity Value $46,514,859)
      UBS Securities LLC (Maturity Value $46,514,859)
       Collateralized by U.S. Government Agency Securities, 1.75 - 7.25%, 2/15/06 - 8/15/10;
        f U.S. Government Agency Discount Notes, 3/10/06; and U.S. Treasury Notes,
          2.375 - 5.75%, 5/31/06 - 8/15/10
  g Deutsche Bank Securities Inc., 4.46%, 2/01/06 (Maturity Value $3,131,388)
     Collateralized by U.S. Government Agency Securities, 4.242 - 6.00%, 1/01/20 - 4/01/44 ......       3,131,000         3,131,000
                                                                                                                     --------------
    TOTAL REPURCHASE AGREEMENTS (COST $550,362,263) .............................................                       550,362,263
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $2,824,287,767) 100.0% ..............................................                     4,960,931,916
    OTHER ASSETS, LESS LIABILITIES 0.0% h .......................................................                          (367,655)
                                                                                                                     --------------
    NET ASSETS 100.0% ...........................................................................                    $4,960,564,261
                                                                                                                     ==============

a Non-income producing.

b A portion or all of the security is on loan as of January 31, 2006.

c See Note 2 regarding holdings of 5% voting securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2006, all repurchase agreements had been entered into on that date.

f A portion or all of the security is traded on a discount basis with no stated coupon rate.

g Investment from cash collateral received for loaned securities.

h Rounds to less than 0.05% of net assets.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LARGE CAP VALUE FUND                                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 88.4%
    CONSUMER DURABLES 1.2%
    D.R. Horton Inc. ............................................................................          87,000    $    3,246,840
                                                                                                                     --------------
    CONSUMER NON-DURABLES 8.0%
    H.J. Heinz Co. ..............................................................................         152,000         5,158,880
    Kimberly-Clark Corp. ........................................................................         122,900         7,020,048
    The Procter & Gamble Co. ....................................................................         145,000         8,588,350
                                                                                                                     --------------
                                                                                                                         20,767,278
                                                                                                                     --------------
    CONSUMER SERVICES 5.4%
    Gannett Co. Inc. ............................................................................         140,000         8,652,000
    McDonald's Corp. ............................................................................         152,000         5,321,520
                                                                                                                     --------------
                                                                                                                         13,973,520
                                                                                                                     --------------
    ELECTRONIC TECHNOLOGY 0.7%
    Hewlett-Packard Co. .........................................................................          57,000         1,777,260
                                                                                                                     --------------
    ENERGY MINERALS 11.4%
    BP PLC, ADR (United Kingdom) ................................................................         110,200         7,968,562
    ConocoPhillips ..............................................................................         121,000         7,828,700
    Exxon Mobil Corp. ...........................................................................          86,000         5,396,500
    Occidental Petroleum Corp. ..................................................................          86,000         8,403,060
                                                                                                                     --------------
                                                                                                                         29,596,822
                                                                                                                     --------------
    FINANCE/RENTAL/LEASING 3.7%
    Freddie Mac .................................................................................         142,000         9,636,120
                                                                                                                     --------------
    FINANCIAL CONGLOMERATES 3.2%
    Citigroup Inc. ..............................................................................         180,000         8,384,400
                                                                                                                     --------------
    HEALTH TECHNOLOGY 6.4%
    Abbott Laboratories .........................................................................         115,000         4,962,250
    Becton, Dickinson and Co. ...................................................................          85,000         5,508,000
    Pfizer Inc. .................................................................................         245,000         6,291,600
                                                                                                                     --------------
                                                                                                                         16,761,850
                                                                                                                     --------------
    INVESTMENT BANKS/BROKERS 2.8%
    Lehman Brothers Holdings Inc. ...............................................................          20,000         2,809,000
    Morgan Stanley ..............................................................................          75,000         4,608,750
                                                                                                                     --------------
                                                                                                                          7,417,750
                                                                                                                     --------------
    INVESTMENT MANAGERS 2.0%
    Mellon Financial Corp. ......................................................................         148,000         5,219,960
                                                                                                                     --------------
    LIFE/HEALTH INSURANCE 1.0%
    MetLife Inc. ................................................................................          50,000         2,508,000
                                                                                                                     --------------
    MAJOR BANKS 6.7%
    Bank of America Corp. .......................................................................         200,000         8,846,000
    Wachovia Corp. ..............................................................................         158,000         8,663,140
                                                                                                                     --------------
                                                                                                                         17,509,140
                                                                                                                     --------------


8 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN LARGE CAP VALUE FUND                                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MULTI-LINE INSURANCE 2.8%
    American International Group Inc. ...........................................................         109,900    $    7,194,054
                                                                                                                     --------------
    PROCESS INDUSTRIES 1.5%
    Praxair Inc. ................................................................................          72,478         3,818,141
                                                                                                                     --------------
    PRODUCER MANUFACTURING 15.2%
    3M Co. ......................................................................................         105,000         7,638,750
    General Electric Co. ........................................................................         230,000         7,532,500
    Illinois Tool Works Inc. ....................................................................          92,200         7,771,538
    Johnson Controls Inc. .......................................................................          37,000         2,561,880
    Masco Corp. .................................................................................         218,000         6,463,700
    United Technologies Corp. ...................................................................         132,000         7,704,840
                                                                                                                     --------------
                                                                                                                         39,673,208
                                                                                                                     --------------
    PROPERTY-CASUALTY INSURANCE 4.3%
    The Allstate Corp. ..........................................................................          99,000         5,152,950
    The Chubb Corp. .............................................................................          64,000         6,038,400
                                                                                                                     --------------
                                                                                                                         11,191,350
                                                                                                                     --------------
    REGIONAL BANKS 3.0%
    U.S. Bancorp ................................................................................         261,000         7,806,510
                                                                                                                     --------------
    SAVINGS BANKS 1.6%
    Washington Mutual Inc. ......................................................................          97,000         4,105,040
                                                                                                                     --------------
    SPECIALTY INSURANCE 1.6%
    Ambac Financial Group Inc. ..................................................................          53,000         4,070,930
                                                                                                                     --------------
    TECHNOLOGY SERVICES 5.9%
    International Business Machines Corp. .......................................................         101,000         8,211,300
    Microsoft Corp. .............................................................................         253,000         7,121,950
                                                                                                                     --------------
                                                                                                                         15,333,250
                                                                                                                     --------------
    TOTAL COMMON STOCKS (COST $197,823,782) .....................................................                       229,991,423
                                                                                                                     --------------
    SHORT TERM INVESTMENT (COST $31,357,204) 12.0%
    MONEY FUND 12.0%
  a Franklin Institutional Fiduciary Trust Money Market Portfolio ...............................      31,357,204        31,357,204
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $229,180,986) 100.4% ................................................                       261,348,627
    OTHER ASSETS, LESS LIABILITIES (0.4)% .......................................................                        (1,029,489)
                                                                                                                     --------------
    NET ASSETS 100.0% ...........................................................................                    $  260,319,138
                                                                                                                     ==============

SELECTED PORTFOLIO ABBREVIATION:

ADR - American Depository Receipt

a The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICROCAP VALUE FUND                                                                        SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 86.0%
    COMMON STOCKS 83.0%
    COMMERCIAL SERVICES 1.7%
    Courier Corp. ...............................................................................         200,000    $    7,734,000
                                                                                                                     --------------
    COMMUNICATIONS 1.9%
    Atlantic Tele-Network Inc. ..................................................................         225,000         8,775,000
                                                                                                                     --------------
    CONSUMER DURABLES 5.3%
    Allen Organ Co., B ..........................................................................          94,800         5,427,300
  a Baldwin Piano & Organ Co. ...................................................................             100                --
    Bassett Furniture Industries Inc. ...........................................................         125,000         2,437,500
  a Cavalier Homes Inc. .........................................................................         432,000         2,808,000
  a Chromcraft Revington Inc. ...................................................................         200,000         2,640,000
  a The Dixie Group Inc. ........................................................................         405,000         5,265,000
    Flexsteel Industries Inc. ...................................................................         155,000         2,231,535
  a National R.V. Holdings Inc. .................................................................         295,000         1,767,050
a,b Rockford Corp. ..............................................................................         575,000         2,064,250
                                                                                                                     --------------
                                                                                                                         24,640,635
                                                                                                                     --------------
    CONSUMER NON-DURABLES 13.7%
    Alliance One International Inc. .............................................................       2,186,700         9,752,682
    American Italian Pasta Co., A ...............................................................         550,000         2,007,500
    Brown Shoe Co. Inc. .........................................................................         165,000         7,428,300
a,b CoolBrands International Inc. (Canada) ......................................................       2,900,000         7,130,939
  b Delta Apparel Inc. ..........................................................................         680,000        13,232,800
  a John B. Sanfilippo & Son Inc. ...............................................................         165,000         2,166,450
    Premium Standard Farms Inc. .................................................................         700,000         9,961,000
a,b Seneca Foods Corp., A .......................................................................         256,600         4,901,060
a,b Seneca Foods Corp., B .......................................................................         121,500         2,387,475
  b Tandy Brands Accessories Inc. ...............................................................         500,000         5,295,000
                                                                                                                     --------------
                                                                                                                         64,263,206
                                                                                                                     --------------
    DISTRIBUTION SERVICES 0.8%
    The Coast Distribution System Inc. ..........................................................          66,800           488,308
  a GTSI Corp. ..................................................................................         290,000         2,093,800
    Handleman Co. ...............................................................................         115,300         1,369,764
                                                                                                                     --------------
                                                                                                                          3,951,872
                                                                                                                     --------------
    ELECTRONIC TECHNOLOGY 1.8%
  b Espey Manufacturing & Electronics Corp. .....................................................         156,000         2,652,000
  a Ladish Co. Inc. .............................................................................          70,000         1,701,000
    Printronix Inc. .............................................................................         130,000         1,944,800
    Sparton Corp. ...............................................................................         237,752         2,126,692
                                                                                                                     --------------
                                                                                                                          8,424,492
                                                                                                                     --------------
    HEALTH SERVICES 1.6%
    Healthcare Services Group Inc. ..............................................................         390,600         7,644,042
                                                                                                                     --------------
    INDUSTRIAL SERVICES 7.1%
  b Ecology and Environment Inc., A .............................................................         215,000         2,053,250
  a Exponent Inc. ...............................................................................          75,775         2,319,473


10 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICROCAP VALUE FUND                                                                        SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    COMMON STOCKS (CONT.)
    INDUSTRIAL SERVICES (CONT.)
  a Layne Christensen Co. .......................................................................         450,000    $   13,567,500
  a PHI Inc. ....................................................................................          17,600           607,200
  a PHI Inc., non-voting ........................................................................         413,000        14,665,630
                                                                                                                     --------------
                                                                                                                         33,213,053
                                                                                                                     --------------
    NON-ENERGY MINERALS 4.4%
  a Aleris International Inc. ...................................................................         399,800        16,639,676
a,b Continental Materials Corp. .................................................................          99,500         2,805,900
    The Monarch Cement Co. ......................................................................          40,144         1,124,032
                                                                                                                     --------------
                                                                                                                         20,569,608
                                                                                                                     --------------
    PROCESS INDUSTRIES 2.3%
a,b American Pacific Corp. ......................................................................         696,299         4,748,759
  a Mercer International Inc. (Germany) .........................................................         761,400         6,243,480
                                                                                                                     --------------
                                                                                                                         10,992,239
                                                                                                                     --------------
    PRODUCER MANUFACTURING 19.0%
    Alamo Group Inc. ............................................................................         105,000         2,448,600
    Central Steel and Wire Co. ..................................................................           4,390         2,634,000
    CIRCOR International Inc. ...................................................................         247,500         6,786,450
  a Gehl Co. ....................................................................................         321,000         9,373,200
    Gibraltar Industries Inc. ...................................................................         357,000         9,649,710
  b Hardinge Inc. ...............................................................................         925,600        16,614,520
    Insteel Industries Inc. .....................................................................         184,800         5,063,520
a,b Nashua Corp. ................................................................................         477,930         3,531,902
  a Northwest Pipe Co. ..........................................................................         333,000         9,513,810
a,b Proliance International Inc. ................................................................         823,800         4,201,380
  a RTI International Metals Inc. ...............................................................         320,000        14,480,000
    Smith Investment Co. ........................................................................          42,400         2,399,840
    Tecumseh Products Co., A ....................................................................          90,465         2,293,288
    Tecumseh Products Co., B ....................................................................          12,799           282,858
                                                                                                                     --------------
                                                                                                                         89,273,078
                                                                                                                     --------------
    PROPERTY-CASUALTY INSURANCE 5.1%
a,b ACMAT Corp., A ..............................................................................         392,800         6,481,200
    Baldwin & Lyons Inc., B .....................................................................         153,875         3,862,263
  a Mercer Insurance Group Inc. .................................................................          25,000           412,000
  b Merchants Group Inc. ........................................................................         190,000         5,681,000
    Safety Insurance Group Inc. .................................................................          70,000         2,807,000
  a United America Indemnity Ltd. ...............................................................         217,168         4,593,103
                                                                                                                     --------------
                                                                                                                         23,836,566
                                                                                                                     --------------
    REAL ESTATE DEVELOPMENT 2.6%
    Bresler & Reiner Inc. .......................................................................         178,000         5,874,000
    Case, Pomeroy & Co. Inc., A .................................................................             220           348,700
    Case, Pomeroy & Co. Inc., cvt., B ...........................................................             533           828,815
  a Griffin Land & Nurseries Inc. ...............................................................         173,000         5,017,000
                                                                                                                     --------------
                                                                                                                         12,068,515
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 11

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICROCAP VALUE FUND                                                                        SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    COMMON STOCKS (CONT.)
    REAL ESTATE INVESTMENT TRUSTS 1.5%
    Arbor Realty Trust Inc. .....................................................................         270,000    $    7,092,900
                                                                                                                     --------------
    RETAIL TRADE 6.0%
a,b Duckwall-ALCO Stores Inc. ...................................................................         330,000         8,580,000
a,b Fresh Brands Inc. ...........................................................................         900,000         6,282,000
    Haverty Furniture Cos. Inc. .................................................................         147,000         2,184,420
a,b S&K Famous Brands Inc. ......................................................................         260,000         4,355,000
  b Village Super Market Inc., A ................................................................         115,175         6,737,737
                                                                                                                     --------------
                                                                                                                         28,139,157
                                                                                                                     --------------
    SAVINGS BANKS 2.9%
    Beverly Hills Bancorp Inc. ..................................................................         700,000         7,455,000
    First Defiance Financial Corp. ..............................................................         235,000         6,349,700
                                                                                                                     --------------
                                                                                                                         13,804,700
                                                                                                                     --------------
    TRANSPORTATION 3.5%
  a Crowley Maritime Corp. ......................................................................           2,342         3,513,000
a,b International Shipholding Corp. .............................................................         474,800         7,487,596
    OMI Corp. ...................................................................................         120,000         2,107,200
    Providence and Worchester Railroad Co. ......................................................         205,000         3,202,100
                                                                                                                     --------------
                                                                                                                         16,309,896
                                                                                                                     --------------
    UTILITIES 1.8%
    Central Vermont Public Service Corp. ........................................................          64,832         1,254,499
    Green Mountain Power Corp. ..................................................................         201,700         6,071,170
    Maine & Maritimes Corp. .....................................................................          27,100           457,990
  a SEMCO Energy Inc. ...........................................................................         130,000           735,800
                                                                                                                     --------------
                                                                                                                          8,519,459
                                                                                                                     --------------
    TOTAL COMMON STOCKS (COST $214,729,390) .....................................................                       389,252,418
                                                                                                                     --------------
    CONVERTIBLE PREFERRED STOCKS 1.3%
    CONSUMER NON-DURABLES 1.3%
a,b Seneca Foods Corp., cvt. participating pfd. .................................................         200,000         4,400,000
a,b Seneca Foods Corp., cvt. participating pfd., Series 2003 ....................................         100,000         1,910,000
                                                                                                                     --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,905,000) ........................................                         6,310,000
                                                                                                                     --------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
  CONVERTIBLE BOND (COST $7,000,000) 1.7%
  PROCESS INDUSTRIES 1.7%
c Mercer International Inc., cvt., senior sub. note, 144A, 8.50%, 10/15/10 (Germany) ............    $  7,000,000         7,966,700
                                                                                                                     --------------
  TOTAL LONG TERM INVESTMENTS (COST $226,634,390) ...............................................                       403,529,118
                                                                                                                     --------------


12 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MICROCAP VALUE FUND                                                                        SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $64,950,490) 13.9%
  MONEY FUND 13.9%
d Franklin Institutional Fiduciary Trust Money Market Portfolio .................................      64,950,490    $   64,950,490
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $291,584,880) 99.9% ...................................................                       468,479,608
  OTHER ASSETS, LESS LIABILITIES 0.1% ...........................................................                           280,295
                                                                                                                     --------------
  NET ASSETS 100.0% .............................................................................                    $  468,759,903
                                                                                                                     ==============

a Non-income producing.

b See Note 2 regarding holdings of 5% voting securities.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2006, the value of this security was $7,966,700, representing 1.70% of net assets.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MIDCAP VALUE FUND                                                                          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 91.9%
    CONSUMER DURABLES 11.0%
    Hasbro Inc. .................................................................................          14,000    $      296,800
    Leggett & Platt Inc. ........................................................................          17,100           421,002
    Lennar Corp., A .............................................................................           6,300           394,128
    M.D.C. Holdings Inc. ........................................................................           8,600           545,670
    Pulte Homes Inc. ............................................................................           8,900           355,110
    The Stanley Works ...........................................................................          16,700           818,968
                                                                                                                     --------------
                                                                                                                          2,831,678
                                                                                                                     --------------
    CONSUMER NON-DURABLES 8.4%
    Alberto-Culver Co. ..........................................................................          17,400           770,820
    McCormick & Co. Inc. ........................................................................          25,100           758,271
  a NBTY Inc. ...................................................................................          16,100           333,109
  a The Timberland Co., A .......................................................................           9,000           314,640
                                                                                                                     --------------
                                                                                                                          2,176,840
                                                                                                                     --------------
    CONSUMER SERVICES 3.0%
    Gannett Co. Inc. ............................................................................          12,400           766,320
                                                                                                                     --------------
    DISTRIBUTION SERVICES 1.4%
    W.W. Grainger Inc. ..........................................................................           5,100           361,743
                                                                                                                     --------------
    ENERGY MINERALS 1.5%
    Pioneer Natural Resources Co. ...............................................................           7,100           377,010
                                                                                                                     --------------
    FINANCE/RENTAL/LEASING 1.9%
    CIT Group Inc. ..............................................................................           9,300           496,062
                                                                                                                     --------------
    HEALTH SERVICES 0.4%
    Pharmaceutical Product Development Inc. .....................................................           1,700           117,606
                                                                                                                     --------------
    HEALTH TECHNOLOGY 4.7%
    Hillenbrand Industries Inc. .................................................................          13,500           664,470
  a Watson Pharmaceuticals Inc. .................................................................          16,700           552,603
                                                                                                                     --------------
                                                                                                                          1,217,073
                                                                                                                     --------------
    INDUSTRIAL SERVICES 1.9%
    ENSCO International Inc. ....................................................................           9,400           480,528
                                                                                                                     --------------
    INSURANCE BROKERS/SERVICES 0.4%
    Arthur J. Gallagher & Co. ...................................................................           3,600           104,976
                                                                                                                     --------------
    LIFE/HEALTH INSURANCE 2.9%
    American National Insurance Co. .............................................................           2,100           248,850
    Protective Life Corp. .......................................................................          11,000           494,450
                                                                                                                     --------------
                                                                                                                            743,300
                                                                                                                     --------------
    NON-ENERGY MINERALS 1.4%
    Nucor Corp. .................................................................................           2,800           235,844
    United States Steel Corp. ...................................................................           2,100           125,475
                                                                                                                     --------------
                                                                                                                            361,319
                                                                                                                     --------------
    PROCESS INDUSTRIES 9.8%
    Airgas Inc. .................................................................................           9,900           383,922
    Bemis Co. Inc. ..............................................................................          13,300           405,916
    Bunge Ltd. ..................................................................................          13,200           778,272


14 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MIDCAP VALUE FUND                                                                          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    PROCESS INDUSTRIES (CONT.)
    Cabot Corp. .................................................................................          11,800    $      462,796
    MeadWestvaco Corp. ..........................................................................           5,200           138,788
    Sigma-Aldrich Corp. .........................................................................           5,700           369,816
                                                                                                                     --------------
                                                                                                                          2,539,510
                                                                                                                     --------------
    PRODUCER MANUFACTURING 13.1%
    Autoliv Inc. (Sweden) .......................................................................          14,600           715,254
    Carlisle Cos. Inc. ..........................................................................           5,300           367,873
    Dover Corp. .................................................................................          16,200           744,066
    Graco Inc. ..................................................................................          11,200           450,016
    Oshkosh Truck Corp. .........................................................................          12,400           611,444
    Roper Industries Inc. .......................................................................          12,100           488,235
                                                                                                                     --------------
                                                                                                                          3,376,888
                                                                                                                     --------------
    PROPERTY-CASUALTY INSURANCE 7.4%
    Cincinnati Financial Corp. ..................................................................           8,400           382,536
    Erie Indemnity Co., A .......................................................................          14,100           747,300
    Mercury General Corp. .......................................................................           2,200           124,014
    Montpelier Re Holdings Ltd. (Bermuda) .......................................................           8,000           154,400
    Old Republic International Corp. ............................................................          23,875           512,119
                                                                                                                     --------------
                                                                                                                          1,920,369
                                                                                                                     --------------
    REGIONAL BANKS 1.6%
    Mercantile Bankshares Corp. .................................................................          10,650           404,167
                                                                                                                     --------------
    RETAIL TRADE 3.6%
    American Eagle Outfitters Inc. ..............................................................          17,100           461,358
    Dollar General Corp. ........................................................................          14,600           246,740
    Family Dollar Stores Inc. ...................................................................           9,100           217,945
                                                                                                                     --------------
                                                                                                                            926,043
                                                                                                                     --------------
    SPECIALTY INSURANCE 5.9%
    Assurant Inc. ...............................................................................           5,000           229,600
    MGIC Investment Corp. .......................................................................           7,400           488,474
    The PMI Group Inc. ..........................................................................           8,800           380,424
    Radian Group Inc. ...........................................................................           7,300           417,779
                                                                                                                     --------------
                                                                                                                          1,516,277
                                                                                                                     --------------
    TRANSPORTATION 7.4%
    J.B. Hunt Transport Services Inc. ...........................................................          32,300           768,740
    Overseas Shipholding Group Inc. .............................................................          13,400           691,172
    Teekay Shipping Corp. (Bahamas) .............................................................          11,900           462,196
                                                                                                                     --------------
                                                                                                                          1,922,108
                                                                                                                     --------------
    UTILITIES 4.2%
    Atmos Energy Corp. ..........................................................................          26,600           699,048
    Northeast Utilities .........................................................................          20,000           397,600
                                                                                                                     --------------
                                                                                                                          1,096,648
                                                                                                                     --------------
    TOTAL COMMON STOCKS (COST $22,568,818) ......................................................                        23,736,465
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 15

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN MIDCAP VALUE FUND                                                                          SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $2,122,212) 8.2%
    MONEY FUND 8.2%
  b Franklin Institutional Fiduciary Trust Money Market Portfolio ...............................       2,122,212    $    2,122,212
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $24,691,030) 100.1% .................................................                        25,858,677
    OTHER ASSETS, LESS LIABILITIES (0.1)% .......................................................                           (36,383)
                                                                                                                     --------------
    NET ASSETS 100.0% ...........................................................................                    $   25,822,294
                                                                                                                     ==============

a Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 88.7%
    COMMON STOCKS 88.6%
    COMMERCIAL SERVICES 0.2%
    ABM Industries Inc. .........................................................................         123,212    $    2,354,581
                                                                                                                     --------------
    CONSUMER DURABLES 8.9%
    Bassett Furniture Industries Inc. ...........................................................         135,000         2,632,500
    Briggs & Stratton Corp. .....................................................................         356,500        12,402,635
    D.R. Horton Inc. ............................................................................          75,000         2,799,000
    Ethan Allen Interiors Inc. ..................................................................         241,000        10,244,910
    Hooker Furniture Corp. ......................................................................         271,500         4,077,930
  a La-Z-Boy Inc. ...............................................................................         588,500         9,616,090
    M/I Homes Inc. ..............................................................................         295,400        11,774,644
    Monaco Coach Corp. ..........................................................................         651,300         8,818,602
    Russ Berrie and Co. Inc. ....................................................................         396,800         5,023,488
    Thor Industries Inc. ........................................................................         418,500        17,849,025
    Winnebago Industries Inc. ...................................................................          37,700         1,180,387
                                                                                                                     --------------
                                                                                                                         86,419,211
                                                                                                                     --------------
    CONSUMER NON-DURABLES 3.8%
    Alliance One International Inc. .............................................................         387,000         1,726,020
    Brown Shoe Co. Inc. .........................................................................         260,000        11,705,200
    Lancaster Colony Corp. ......................................................................          60,000         2,488,200
  b NBTY Inc. ...................................................................................         481,300         9,958,097
    Russell Corp. ...............................................................................         288,900         4,414,392
  b The Timberland Co., A .......................................................................         181,000         6,327,760
                                                                                                                     --------------
                                                                                                                         36,619,669
                                                                                                                     --------------
    CONSUMER SERVICES 1.8%
  b Aztar Corp. .................................................................................         283,300         8,742,638
    Bob Evans Farms Inc. ........................................................................          48,000         1,281,600
    Intrawest Corp. (Canada) ....................................................................         245,000         6,882,050
                                                                                                                     --------------
                                                                                                                         16,906,288
                                                                                                                     --------------
    DISTRIBUTION SERVICES 1.3%
    Hughes Supply Inc. ..........................................................................         270,000        12,447,000
                                                                                                                     --------------
    ELECTRONIC TECHNOLOGY 2.7%
  b Avocent Corp. ...............................................................................         269,900         8,979,573
    Cohu Inc. ...................................................................................         275,000         7,796,250
    Diebold Inc. ................................................................................          95,000         3,715,450
  b OmniVision Technologies Inc. ................................................................         216,500         5,462,295
                                                                                                                     --------------
                                                                                                                         25,953,568
                                                                                                                     --------------
    ENERGY MINERALS 5.2%
    Arch Coal Inc. ..............................................................................         160,300        13,901,216
    CONSOL Energy Inc. ..........................................................................         164,600        11,999,340
    Peabody Energy Corp. ........................................................................         194,000        19,304,940
    Pioneer Natural Resources Co. ...............................................................          90,000         4,779,000
                                                                                                                     --------------
                                                                                                                         49,984,496
                                                                                                                     --------------
    FINANCE/RENTAL/LEASING 0.6%
  b Dollar Thrifty Automotive Group Inc. ........................................................         140,000         5,310,200
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 17

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    COMMON STOCKS (CONT.)
    FINANCIAL CONGLOMERATES 0.1%
    National Financial Partners Corp. ...........................................................          13,600    $      727,736
                                                                                                                     --------------
    HEALTH SERVICES 0.9%
    Pharmaceutical Product Development Inc. .....................................................         128,000         8,855,040
                                                                                                                     --------------
    HEALTH TECHNOLOGY 1.9%
  b Adams Respiratory Therapeutics Inc. .........................................................          12,600           544,068
    STERIS Corp. ................................................................................         401,600        10,843,200
    West Pharmaceutical Services Inc. ...........................................................         226,700         6,921,151
                                                                                                                     --------------
                                                                                                                         18,308,419
                                                                                                                     --------------
    INDUSTRIAL SERVICES 5.7%
  b Atwood Oceanics Inc. ........................................................................          52,500         5,099,325
  b EMCOR Group Inc. ............................................................................          93,000         7,627,860
    ENSCO International Inc. ....................................................................          69,000         3,527,280
  b Global Industries Ltd. ......................................................................         353,000         4,942,000
  b Lone Star Technologies Inc. .................................................................         200,000        11,380,000
  b Offshore Logistics Inc. .....................................................................         112,900         4,053,110
  b Oil States International Inc. ...............................................................         194,700         7,963,230
    Rowan Cos. Inc. .............................................................................         235,800        10,570,914
                                                                                                                     --------------
                                                                                                                         55,163,719
                                                                                                                     --------------
    INSURANCE BROKERS/SERVICES 0.6%
    Arthur J. Gallagher & Co. ...................................................................         215,000         6,269,400
                                                                                                                     --------------
    LIFE/HEALTH INSURANCE 1.7%
    American National Insurance Co. .............................................................          56,800         6,730,800
    Presidential Life Corp. .....................................................................          89,100         1,912,977
    Protective Life Corp. .......................................................................          82,500         3,708,375
    StanCorp Financial Group Inc. ...............................................................          90,000         4,477,500
                                                                                                                     --------------
                                                                                                                         16,829,652
                                                                                                                     --------------
    NON-ENERGY MINERALS 4.5%
    Reliance Steel & Aluminum Co. ...............................................................         230,600        18,332,700
    Steel Dynamics Inc. .........................................................................         387,200        17,973,824
    United States Steel Corp. ...................................................................         114,400         6,835,400
                                                                                                                     --------------
                                                                                                                         43,141,924
                                                                                                                     --------------
    PROCESS INDUSTRIES 9.1%
    Airgas Inc. .................................................................................         295,600        11,463,368
    AptarGroup Inc. .............................................................................         131,000         7,393,640
    Bunge Ltd. ..................................................................................         203,000        11,968,880
    Cabot Corp. .................................................................................         283,200        11,107,104
    Glatfelter ..................................................................................         508,400         7,229,448
  b Mercer International Inc. (Germany) .........................................................         465,000         3,813,000
    Mine Safety Appliances Co. ..................................................................         357,500        14,239,225
    RPM International Inc. ......................................................................         580,000        10,962,000
    Westlake Chemical Corp. .....................................................................         299,700         9,410,580
                                                                                                                     --------------
                                                                                                                         87,587,245
                                                                                                                     --------------


18 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    COMMON STOCKS (CONT.)
    PRODUCER MANUFACTURING 17.5%
    A.O. Smith Corp. ............................................................................         115,500    $    4,976,895
    American Woodmark Corp. .....................................................................         312,300         9,759,375
    Apogee Enterprises Inc. .....................................................................         380,512         7,024,252
    Baldor Electric Co. .........................................................................             500            14,940
    Carlisle Cos. Inc. ..........................................................................          91,700         6,364,897
    CIRCOR International Inc. ...................................................................         250,000         6,855,000
    CNH Global NV (Netherlands) .................................................................         174,000         3,281,640
  b The Genlyte Group Inc. ......................................................................         120,000         6,940,800
    Gibraltar Industries Inc. ...................................................................         377,173        10,194,986
    Graco Inc. ..................................................................................         395,300        15,883,154
    JLG Industries Inc. .........................................................................         115,000         6,265,200
    Kennametal Inc. .............................................................................         215,000        12,577,500
  b Mettler-Toledo International Inc. (Switzerland) .............................................         165,000         9,551,850
    Mueller Industries Inc. .....................................................................         391,000        11,350,730
    Nordson Corp. ...............................................................................          69,400         3,152,148
  b Powell Industries Inc. ......................................................................         107,900         2,271,295
    Roper Industries Inc. .......................................................................         300,000        12,105,000
    Superior Industries International Inc. ......................................................         371,800         8,625,760
    Teleflex Inc. ...............................................................................         125,000         7,883,750
    The Timken Co. ..............................................................................          69,600         2,517,432
    Wabash National Corp. .......................................................................         680,900        14,523,597
    Watts Water Technologies Inc., A ............................................................         204,300         6,880,824
                                                                                                                     --------------
                                                                                                                        169,001,025
                                                                                                                     --------------
    PROPERTY-CASUALTY INSURANCE 4.6%
    Aspen Insurance Holdings Ltd. ...............................................................         546,000        12,656,280
    Harleysville Group Inc. .....................................................................          25,000           689,000
    IPC Holdings Ltd. ...........................................................................         425,200        11,590,952
    Montpelier Re Holdings Ltd. (Bermuda) .......................................................         526,500        10,161,450
    RLI Corp. ...................................................................................         162,100         8,858,765
                                                                                                                     --------------
                                                                                                                         43,956,447
                                                                                                                     --------------
    REAL ESTATE INVESTMENT TRUSTS 0.7%
    Arbor Realty Trust Inc. .....................................................................         253,500         6,659,445
                                                                                                                     --------------
    REGIONAL BANKS 0.6%
    Chemical Financial Corp. ....................................................................           3,255           102,370
    Peoples Bancorp Inc. ........................................................................         194,700         5,782,590
                                                                                                                     --------------
                                                                                                                          5,884,960
                                                                                                                     --------------
    RETAIL TRADE 8.7%
    American Eagle Outfitters Inc. ..............................................................          60,000         1,618,800
    Casey's General Stores Inc. .................................................................         266,805         6,790,187
    Christopher & Banks Corp. ...................................................................         365,000         7,223,350
    Dillard's Inc., A ...........................................................................         227,000         5,879,300
    The Gymboree Corp. ..........................................................................         440,000        10,841,600
  b Hot Topic Inc. ..............................................................................         574,300         8,246,948
  b Linens 'n Things Inc. .......................................................................         240,000         6,626,400


                                        Quarterly Statements of Investments | 19

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    COMMON STOCKS (CONT.)
    RETAIL TRADE (CONT.)
  b The Men's Wearhouse Inc. ....................................................................         168,000    $    5,740,560
    Pier 1 Imports Inc. .........................................................................         523,500         5,664,270
    Regis Corp. .................................................................................         418,000        16,197,500
  b West Marine Inc. ............................................................................         652,000         8,476,000
  b Zale Corp. ..................................................................................          46,200         1,132,362
                                                                                                                     --------------
                                                                                                                         84,437,277
                                                                                                                     --------------
    SAVINGS BANKS 0.3%
    First Indiana Corp. .........................................................................          95,000         3,175,850
                                                                                                                     --------------
    SPECIALTY INSURANCE 0.3%
    The PMI Group Inc. ..........................................................................          60,000         2,593,800
                                                                                                                     --------------
    TECHNOLOGY SERVICES 0.8%
    The Reynolds and Reynolds Co., A ............................................................         279,600         7,940,640
                                                                                                                     --------------
    TRANSPORTATION 5.1%
  b Genesee & Wyoming Inc. ......................................................................         183,900         7,172,100
  b Kansas City Southern ........................................................................         272,400         7,076,952
    OMI Corp. ...................................................................................         301,600         5,296,096
    Overseas Shipholding Group Inc. .............................................................         133,000         6,860,140
    SkyWest Inc. ................................................................................         341,300         9,959,134
    Teekay Shipping Corp. (Bahamas) .............................................................         189,000         7,340,760
    Tidewater Inc. ..............................................................................          90,000         5,257,800
                                                                                                                     --------------
                                                                                                                         48,962,982
                                                                                                                     --------------
    UTILITIES 1.0%
    Atmos Energy Corp. ..........................................................................         105,300         2,767,284
  b Sierra Pacific Resources ....................................................................         540,700         7,137,240
                                                                                                                     --------------
                                                                                                                          9,904,524
                                                                                                                     --------------
    TOTAL COMMON STOCKS (COST $590,191,153) .....................................................                       855,395,098
                                                                                                                     --------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
    BOND (COST $1,301,093) 0.1%
    PRODUCER MANUFACTURING 0.1%
    Mueller Industries Inc., 6.00%, 11/01/14 ....................................................    $  1,319,000         1,246,455
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $591,492,246) .............................................                       856,641,553
                                                                                                                     --------------

                                                                                                   ----------------
                                                                                                        SHARES
                                                                                                   ----------------
    SHORT TERM INVESTMENTS 12.4%
    MONEY FUND (COST $110,397,987) 11.4%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio ...............................     110,397,987       110,397,987
                                                                                                                     --------------


20 | Quarterly Statements of Investments

Franklin Value Investors Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL CAP VALUE FUND                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    REPURCHASE AGREEMENTS 1.0%
d,e Banc of America Securities LLC, 4.46%, 2/01/06 (Maturity Value $2,000,248)
     Collateralized by U.S. Government Agency Securities, 5.00%,
      7/01/35 - 2/01/36 .........................................................................    $  2,000,000    $    2,000,000
d,e Bear, Stearns & Co. Inc., 4.44%, 2/01/06 (Maturity Value $2,000,247)
     Collateralized by U.S. Government Agency Securities, 3.75% - 8.25%,
      5/15/07 - 6/23/23; f U.S. Government Agency Discount Notes,
      2/01/06 - 7/26/06 .........................................................................       2,000,000         2,000,000
d,e Deutsche Bank Securities Inc., 4.46%, 2/01/06 (Maturity Value $2,000,248)
     Collateralized by U.S. Government Agency Securities, 4.242% - 6.00%,
      1/01/20 - 4/01/44 .........................................................................       2,000,000         2,000,000
d,e Merrill Lynch Government Securities Inc., 4.44%, 2/01/06 (Maturity Value $1,857,229)
     Collateralized by U.S. Government Agency Securities, 2.17% - 6.53%,
      2/17/06 - 12/05/25; f U.S. Government Agency Discount Notes,
      12/15/06 - 5/15/30 ........................................................................       1,857,000         1,857,000
d,e Morgan Stanley & Company Inc., 4.46%, 2/01/06 (Maturity Value $2,000,248)
     Collateralized by U.S. Government Agency Securities, 5.00% - 5.50%,
      9/01/33 - 10/01/35 ........................................................................       2,000,000         2,000,000
                                                                                                                     --------------
    TOTAL REPURCHASE AGREEMENTS (COST $9,857,000) ...............................................                         9,857,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $711,747,233) 101.1% ................................................                       976,896,540
    OTHER ASSETS, LESS LIABILITIES (1.1)% .......................................................                       (10,699,971)
                                                                                                                     --------------
    NET ASSETS 100.0% ...........................................................................                    $  966,196,569
                                                                                                                     ==============

a A portion or all of the security is on loan as of January 31, 2006.

b Non-income producing.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

d Investment from cash collateral received for loaned securities.

e At January 31, 2006, all repurchase agreements had been entered into on that date.

f A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

Franklin Value Investors Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Value Investors Trust is registered under the Investment Company Act of 1940 as a diversified, open-ended investment company, consisting of five series (the Funds).

1. INCOME TAXES

At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                       ------------------------------------------------------
                                                          FRANKLIN            FRANKLIN            FRANKLIN
                                                        BALANCE SHEET        LARGE CAP            MICROCAP
                                                       INVESTMENT FUND       VALUE FUND          VALUE FUND
                                                       ------------------------------------------------------
Cost of investments ..............................     $2,824,943,129      $  229,345,552      $  291,694,735
                                                       ======================================================

Unrealized appreciation ..........................     $2,187,956,986      $   36,446,047      $  186,030,360
Unrealized depreciation ..........................        (51,968,199)         (4,442,972)         (9,245,487)
                                                       ------------------------------------------------------
Net unrealized appreciation (depreciation) .......     $2,135,988,787      $   32,003,075      $  176,784,873
                                                       ======================================================

                                                       ----------------------------------
                                                          FRANKLIN            FRANKLIN
                                                           MIDCAP            SMALL CAP
                                                         VALUE FUND          VALUE FUND
                                                       ----------------------------------
Cost of investments ..............................     $   24,691,030      $  711,902,464
                                                       ==================================

Unrealized appreciation ..........................     $    1,583,815      $  296,895,546
Unrealized depreciation ..........................           (416,168)        (31,901,470)
                                                       ----------------------------------
Net unrealized appreciation (depreciation) .......     $    1,167,647      $  264,994,076
                                                       ==================================

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund and the Franklin MicroCap Value Fund at January 31, 2006 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                             PRINCIPAL                            PRINCIPAL
                                              AMOUNT/                              AMOUNT/
                                            SHARES HELD                          SHARES HELD      VALUE                   REALIZED
                                            AT BEGINNING    GROSS      GROSS       AT END        AT END     INVESTMENT     CAPITAL
NAME OF ISSUER                               OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD     OF PERIOD     INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BALANCE SHEET INVESTMENT FUND
Aztar Corp. ..............................    2,800,000         --        --      2,800,000   $ 86,408,000    $     --    $     --
Champps Entertainment Inc. ...............      920,000         --        --        920,000      7,084,000          --          --
Delta Woodside Industries Inc. ...........      555,000         --        --        555,000        244,200          --          --
Dollar Thrifty Automotive Group Inc. .....    1,800,000         --        --      1,800,000     68,274,000          --          --
Haverty Furniture Cos. Inc. ..............      920,000         --        --        920,000     13,671,200      62,100          --
Russell Corp. ............................    1,630,000     31,703        --      1,661,703     25,390,822     131,668          --
Syms Corp. ...............................    1,430,000         --        --      1,430,000     22,122,100          --          --
Tecumesh Products Co., A .................      778,900    268,635        --      1,047,535     26,555,012          --          --
Tecumesh Products Co., B .................      300,000     10,000        --        310,000      6,851,000          --          --
Xanser Corp. .............................    2,800,000         --        --      2,800,000     12,600,000          --          --
                                                                                              ------------------------------------
TOTAL AFFILIATED SECURITIES
 (5.43% OF NET ASSETS) ....................................................................   $269,200,334    $193,768    $     --
                                                                                              ====================================


22 | Quarterly Statements of Investments

Franklin Value Investors Trust

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

                                                PRINCIPAL                          PRINCIPAL
                                                 AMOUNT/                            AMOUNT/
                                               SHARES HELD                        SHARES HELD     VALUE                   REALIZED
                                               AT BEGINNING   GROSS      GROSS      AT END       AT END      INVESTMENT   CAPITAL
NAME OF ISSUER                                  OF PERIOD   ADDITIONS  REDUCTIONS  OF PERIOD    OF PERIOD      INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MICROCAP VALUE FUND
ACMAT Corp., A ...............................    392,800         --         --      392,800   $  6,481,200   $     --   $       --
American Pacific Corp. .......................    659,000     41,000      3,701      696,299      4,748,759         --        4,064
Continental Materials Corp. ..................     99,500         --         --       99,500      2,805,900         --           --
CoolBrands International Inc. ................  3,000,000         --    100,000    2,900,000      7,130,939         --     (102,383)
Delta Apparel Inc. ...........................    680,000         --         --      680,000     13,232,800     27,200           --
Duckwall-ALCO Stores Inc. ....................    330,000         --         --      330,000      8,580,000         --           --
Ecology and Environment Inc., A ..............    215,000         --         --      215,000      2,053,250     36,550           --
Espey Manufacturing & Electronics Corp. ......    156,000 a       --         --      156,000      2,652,000     13,650           --
Fresh Brands Inc. ............................    900,000         --         --      900,000      6,282,000         --           --
Haggar Corp. .................................    419,035         --    419,035           --             --         --    7,689,909
Hardinge Inc. ................................    925,600         --         --      925,600     16,614,520     27,768           --
International Shipholding Corp. ..............    474,800         --         --      474,800      7,487,596         --           --
Merchants Group Inc. .........................    190,000         --         --      190,000      5,681,000     47,500           --
Nashua Corp. .................................    477,930         --         --      477,930      3,531,902         --           --
Proliance International Inc. .................    398,800    425,000         --      823,800      4,201,380         --           --
Rockford Corp ................................    575,000         --         --      575,000      2,064,250         --           --
S&K Famous Brands Inc. .......................    260,000         --         --      260,000      4,355,000         --           --
Seneca Foods Corp., A ........................    256,600         --         --      256,600      4,901,060         --           --
Seneca Foods Corp., B ........................    121,500         --         --      121,500      2,387,475         --           --
Seneca Foods Corp., cvt.
 participating pfd. ..........................    200,000         --         --      200,000      4,400,000         --           --
Seneca Foods Corp., cvt. participating pfd.,
 Series 2003 .................................    100,000         --         --      100,000      1,910,000         --           --
Tandy Brands Accessories Inc. ................    394,700    105,300         --      500,000      5,295,000     10,854           --
Village Super Market Inc., A .................    115,175         --         --      115,175      6,737,737     40,311           --
                                                                                               ------------------------------------
TOTAL AFFILIATED SECURITIES
 (26.35% OF NET ASSETS) ....................................................................   $123,533,768   $203,833   $7,591,590
                                                                                               ====================================

a Reflects a 2:1 stock split during the period. Balance as of October 31, 2005 was 78,000.

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 23



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006


By    /S/ GALEN G. VETTER

      Galen G. Vetter
      Chief Financial Officer
Date    March 22, 2006









                                   Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN VALUE INVESTORS TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN VALUE INVESTORS TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer